Segment Reporting - Schedule of Information on Geographical Regions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	$ 7,713,601	$ 7,287,002	$ 4,902,865
Revenue from external customers	7,713,601	7,287,002	4,902,865
Australia [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	5,672,502	5,201,385	3,702,876
Revenue from external customers	5,672,502	5,201,385	3,702,876
Australia [Member] | ProIBS [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	85,221
Revenue from external customers	85,221
Australia [Member] | Protectyn [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	21,799	48,575	43,487
Revenue from external customers	21,799	48,575	43,487
United States [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	1,768,411	1,658,336	1,075,614
Revenue from external customers	1,768,411	1,658,336	1,075,614
Canada [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	165,668	378,706	80,888
Revenue from external customers	$ 165,668	$ 378,706	$ 80,888